Investments in subsidiaries - Sensitivity of VIU to changes to current assumptions to reduce headroom to nil (Details) $ in Millions, £ in Billions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 USD ($)
HSBC North America Holdings Limited
Disclosure of subsidiaries [line items]
Recoverable amount	$ 18,363	£ 18.4	$ 20,560
HSBC North America Holdings Limited | 100bps increase in the discount rate - single variable
Disclosure of subsidiaries [line items]
Impact on VIU		(1.7)
HSBC North America Holdings Limited | 10% decrease in forecast profitability - single variable
Disclosure of subsidiaries [line items]
Impact on VIU		(1.8)
HSBC Bank Bermuda Limited
Disclosure of subsidiaries [line items]
Recoverable amount	$ 2,471	2.5	$ 1,643
HSBC Bank Bermuda Limited | 100bps increase in the discount rate - single variable
Disclosure of subsidiaries [line items]
Impact on VIU		(0.2)
HSBC Bank Bermuda Limited | 10% decrease in forecast profitability - single variable
Disclosure of subsidiaries [line items]
Impact on VIU		£ (0.2)